STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments, at fair value	$ 2,803,408,685	$ 2,342,405,323
Receivables:
Accrued dividends and interest receivable	1,628,228	1,691,985
Notes receivable from participants	33,845,848	29,469,670
Total receivables	35,474,076	31,161,655
Total assets	2,838,882,761	2,373,566,978
LIABILITIES
Dividends payable to Plan participants	68,491	70,980
Payable for administrative expenses	264,033	283,254
Total liabilities	332,524	354,234
NET ASSETS AVAILABLE FOR BENEFITS	$ 2,838,550,237	$ 2,373,212,744